Significant Accounting Policies - Summary of Impact of IFRS 16 Adoption (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Property and equipment (right-of-useassets)	R$ 13,347	R$ 9,079
Depreciation expense (included in administrative expenses)	(19,594)	(14,288)	R$ (5,757)
Finance costs	(198,795)	(20,389)	(1,803)
Profit (loss) for the year	(82,916)	R$ 43,640	R$ 74,395
IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Property and equipment (right-of-useassets)	20,595
Lease liabilities	(22,908)
Net impact on equity	(2,313)
Depreciation expense (included in administrative expenses)	(4,803)
Finance costs	(1,529)
Rental expense	5,056
Profit (loss) for the year	R$ (1,276)